UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  June 30, 2013

Item 1. Reports to Stockholders.

PHOCAS REAL ESTATE FUND

SEMI-ANNUAL REPORT
June 30, 2013

August 21, 2013

Performance Summary

The Fund bested its benchmark, the NAREIT Equity Index (the “Index” or the “Benchmark”), during the first half of 2013.  The Fund delivered a total return of 6.27% versus 5.79% for the Benchmark.  That said, the Index’s increase of 5.79% for the first half of 2013 underperformed the S&P 500® Index’s 13.82% improvement.  The pressure on REITs has been driven by the rise in Treasury rates and shift in expectations for interest rates.  With the sharp underperformance for REITs thus far in 2013 versus the S&P 500 Index, and the REIT group screening as a much more attractive relative value, we believe there is rebound potential for REIT stocks.  We believe the recent sell off may provide investors with an attractive entry point – particularly for generalist investors who may be underweight REIT stocks.

Contributors

Self-Storage was a top performing sector during the year to date period, and Extra Space Storage, Inc. (EXR) was the Fund’s top performing position in the space.  Despite trading at a premium valuation, Self-Storage fundamentals remain strong and EXR continues to deliver growth to shareholders through its strong management and its acquisition pipeline.  Reversing course and performing well during the second quarter were Avalon Bay Communities, Inc. and Essex Property Trust.  Concerns about new supply, the recovering single-family housing market and potential for further rent growth made apartment REIT investors skittish, and apartment REITs trailed performance of other REIT sectors.  During May and June, rising interest rates have made Residential REITs more attractive.  Strategic Hotels & Resorts, Inc. continues to be a top performer for the Fund.  The driver this past six months was Strategic Hotels’ announcement that it had hired Eastdil Secured to explore a potential sale of the company; that drove the stock price up nearly 15% over the following two trading days.

Detractors

Despite the strong performance from the Residential sector, American Campus Communities, Inc. (ACC) was a laggard in the Fund, and has been the worst year-to-date performer in the Fund.  Although the spread to last year in terms of leasing has started to narrow, we do not believe ACC will completely close the gap relative to the 2012-2013 academic year.  The slowdown in leasing volume from the prior school year has been the primary cause.  The leasing season, however, is not yet complete, and management is making strides to narrow the gap.  Even so, we believe that the stock trades at a very attractive current valuation, and expect the 2014-2015 academic year to show significant growth.

After an extremely strong first quarter, Healthcare REITs gave back some performance in the second quarter, including Sabra Health Care REIT, Inc.  The negative performance for the sector was primarily driven by investor concerns that accretive spread investing would slow as interest rate movement increased the cost of capital, limited visibility on deals and valuations were tied to yield and cap rates in relation to treasury rates.

Market Summary

The stories for the first and second quarters of 2013 were fairly consistent: economic headwinds continue in Europe, weakness in China, and more uncertainty in the Middle East.  In the U.S., Affordable Care Act implementation uncertainties and a sluggish domestic expansion continue in the background.  Despite these ongoing issues, the U.S. equities markets continued to climb the wall of worry and deliver positive total returns for investors, just not as strongly as the first quarter of this year.

Given the growing uncertainty regarding the Federal Reserve’s actions, investors seemed to become increasingly defensive.  Not surprisingly, defensive oriented sectors such as Consumer Staples and Healthcare did well.  The domestic consumer, however, was still spending, so Consumer Discretionary did well.  On the other hand, as bond yields started ticking upward, more interest sensitive sectors such as Utilities and some Financials subsectors (e.g., REITs) declined.

Portfolio Positioning

We expect a volatile REIT market this summer, and continue to believe pullbacks present buying opportunities.  REITs need to demonstrate stronger growth than the Street expects.  The next catalyst could be 2Q2013 earnings, but most likely we will need to wait until 3Q2013 results for further confirmation.  If delayed into the third quarter, this may well add to stock price volatility in July and August.   We feel a growth environment favors REITs with quality development land banks, accretive redevelopment opportunities, and occupancy upside with potential to return to peak levels.   We also continue to believe that pricing for high-quality assets in primary markets will remain firm over the next year.

Best regards,

Phocas Financial Corporation

William Schaff, CFA	James Murray, CFA

Past performance is not a guarantee of future results.

The information above represents the opinions of the Fund Managers, and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Fund is exposed to the same risks that are associated with the direct ownership of real estate including, but not limited to, a general decline in the value of real estate, fluctuations in rental income, changes in interest rates, increases in property taxes, increasing operating costs, overbuilding, changes in zoning laws, and changes in consumer demand for real estate. The Real Estate Fund (the “Fund”) may invest in foreign securities which involve political, economic and currency risks, greater volatility, and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

This document must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for complete fund holdings. Current and future portfolio holdings are subject to risk.

The NAREIT Equity REIT Index is an unmanaged index of all tax qualified REITs that are publicly traded, and have 75% or more of their gross invested book assets invested directly or indirectly in equity ownership of real estate.

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

It is not possible to invest directly in an index.

Phocas Real Estate Fund

EXPENSE EXAMPLE – June 30, 2013 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/13 – 6/30/13).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.50% for the Fund per the operating expenses limitation agreement.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Phocas Real Estate Fund

EXPENSE EXAMPLE – June 30, 2013 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/13	6/30/13	1/1/13 – 6/30/13
Actual	$1,000.00	$1,062.70	$7.67
Hypothetical (5% return	$1,000.00	$1,017.36	$7.50
before expenses)

*
Expenses are equal to an annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days (to reflect the one-half year period).

SECTOR ALLOCATION OF PORTFOLIO ASSETS – June 30, 2013 (Unaudited)

Percentages represent market value as a percentage of total investments.

Phocas Real Estate Fund

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Shares	COMMON STOCKS - 97.09%	Value

	Apartments - 8.40%
2,699	American Campus Communities, Inc.	$109,741
1,777	AvalonBay Communities, Inc.	239,735
704	Essex Property Trust, Inc.	111,880
		461,356

	Diversified - 8.83%
6,639	CoreSite Realty Corp.	211,187
1,920	Digital Realty Trust, Inc.	117,120
1,890	Vornado Realty Trust	156,586
		484,893

	Forestry - 3.30%
6,365	Weyerhaeuser Co.	181,339

	Health Care - 14.07%
4,988	Aviv REIT, Inc. (a)	126,147
4,627	HCP, Inc.	210,251
7,196	Sabra Health Care REIT, Inc.	187,888
3,581	Ventas, Inc.	248,736
		773,022

	Hotels - 4.26%
11	Pebblebrook Hotel Trust	284
26,397	Strategic Hotels & Resorts, Inc. (a)	233,877
		234,161

	Manufactured Homes - 2.13%
2,345	Sun Communities, Inc.	116,687

	Mortgage Finance - 2.51%
15,157	NorthStar Realty Finance Corp.	137,929

	Office Property - 9.92%
1,748	Boston Properties, Inc.	184,362
1,939	Kilroy Realty Corp.	102,786
2,923	SL Green Realty Corp.	257,779
		544,927

	Regional Malls - 16.00%
9,024	General Growth Properties, Inc.	179,307
4,430	Simon Property Group, Inc.	699,586
		878,893

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited), Continued

Shares		Value

	Retail - 2.82%
3,699	Realty Income Corp.	$155,062

	Shopping Centers - 3.25%
4,265	Acadia Realty Trust	105,303
3,405	Kimco Realty Corp.	72,969
		178,272

	Specialty and Other - 7.07%
3,791	American Tower Corp.	277,388
3,271	Geo Group, Inc.	111,050
		388,438

	Storage - 9.09%
11,836	CubeSmart	189,139
7,402	Extra Space Storage, Inc.	310,366
		499,505

	Warehouse/Industrial - 5.44%
9,729	First Industrial Realty Trust, Inc.	147,589
4,014	Prologis, Inc.	151,408
		298,997

	TOTAL COMMON STOCKS
	(Cost $3,763,214)	5,333,481

	SHORT-TERM INVESTMENTS - 3.69%

202,455	Invesco STIT-STIC
	Prime Portfolio, 0.02% (b)	202,455
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $202,455)	202,455
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,965,669) - 100.78%	5,535,936
	Liabilities in Excess
	of Other Assets - (0.78)%	(42,663)
	NET ASSETS - 100.00%	$5,493,273

(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2013 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $3,965,669)	$5,535,936
Receivables:
Dividends and interest	13,464
Due from Advisor (Note 4)	6,702
Prepaid expenses	3,047
Total assets	5,559,149

LIABILITIES
Payables:
Investments purchased	23,421
Administration fees	8,944
Audit fees	8,678
Fund accounting fees	7,336
Transfer agent fees and expenses	6,746
Distribution fees	4,692
Legal fees	1,889
Chief Compliance Officer fee	1,722
Custody fees	1,131
Shareholder reporting	962
Accrued other expenses	355
Total liabilities	65,876
NET ASSETS	$5,493,273

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$5,493,273
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	221,823
Net asset value, offering and redemption price per share	$24.76

COMPOSITION OF NET ASSETS
Paid-in capital	$4,447,267
Undistributed net investment income	51,042
Accumulated net realized loss on investments	(575,303)
Net unrealized appreciation on investments	1,570,267
Net assets	$5,493,273

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$81,294
Interest	41
Total income	81,335

Expenses
Advisory fees (Note 4)	20,538
Adminstration fees (Note 4)	17,552
Fund accounting fees (Note 4)	14,699
Transfer agent fees and expenses (Note 4)	12,924
Audit fees	8,678
Distribution fees (Note 5)	6,846
Legal fees	6,042
Chief Compliance Officer fee (Note 4)	3,472
Custody fees (Note 4)	3,142
Trustee fees	2,319
Insurance expense	1,981
Reports to shareholders	1,720
Registration fees	1,091
Miscellaneous expenses	1,073
Total expenses	102,077
Less: advisory fee waiver and expense
reimbursement (Note 4)	(61,002)
Net expenses	41,075
Net investment income	40,260
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	194,522
Net change in unrealized appreciation on investments	82,678
Net realized and unrealized gain on investments	277,200
Net Increase in Net Assets
Resulting from Operations	$317,460

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2013	December 31,
	(Unaudited)	2012
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$40,260	$28,191
Net realized gain on investments	194,522	389,108
Net change in unrealized appreciation
on investments	82,678	265,802
Net increase in net assets
resulting from operations	317,460	683,101
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(40,018)
Total distributions to shareholders	—	(40,018)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets
derived from net change in
outstanding shares (a)	83,640	312,178
Total increase in net assets	401,100	955,261
NET ASSETS
Beginning of period	5,092,173	4,136,912
End of period	$5,493,273	$5,092,173
Accumulated net investment income	$51,042	$10,782

(a)	A summary of share transactions is as follows:

	Six Months Ended
	June 30, 2013		Year Ended
	(Unaudited)		December 31, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	5,451	$136,283	24,723	$560,457
Shares issued on
reinvestments of
distributions	—	—	1,754	40,018
Shares redeemed	(2,170)	(52,643)	(13,462)	(288,297)
Net increase	3,281	$83,640	13,015	$312,178

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Six Months
	Ended
	June 30,
	2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value,
beginning of period	$23.30		$20.13	$18.71	$15.43	$11.88	$18.64

Income from
investment operations:
Net investment income	0.18		0.13	0.15	0.10	0.26	0.32 ^
Net realized and unrealized
gain/(loss) on investments	1.28		3.23	1.32	3.37	3.56	(6.90)
Total from
investment operations	1.46		3.36	1.47	3.47	3.82	(6.58)

Less distributions:
From net
investment income	—		(0.19)	(0.05)	(0.19)	(0.27)	(0.17)
From net realized
gain on investments	—		—	—	—	—	(0.02)
Total distributions	—		(0.19)	(0.05)	(0.19)	(0.27)	(0.19)
Redemption fees retained	—		—	—	—	—	0.01 ^
Net asset value,
end of period	$24.76		$23.30	$20.13	$18.71	$15.43	$11.88
Total return	6.27	%‡	16.70%	7.89%	22.50%	32.25%	-35.11%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$5,493		$5,092	$4,137	4,298	$3,068	$2,694
Ratio of expenses to
average net assets:
Before expense
reimbursement	3.74	%†	4.19%	4.38%	4.76%	6.47%	4.85%
After expense
reimbursement	1.50	%†	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment
income/(loss) to
average net assets:
Before expense
reimbursement	(0.76	)%†	(2.08)%	(2.14)%	(2.57)%	(2.90)%	(1.38)%
After expense
reimbursement	1.48	%†	0.61%	0.74%	0.69%	2.07%	1.97%
Portfolio turnover rate	15.24	%‡	34.88%	17.61%	65.76%	60.14%	98.56%

†	Annualized.
‡	Not annualized.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

The Phocas Real Estate Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The investment objective of the Fund is long-term total investment return through a combination of capital appreciation and current income.  The Fund commenced operations on September 29, 2006.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010-2012, or expected to be taken in the Fund’s 2013 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2013 (Unaudited), Continued

regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees:  The Fund charges a 1.00% redemption fee to shareholders who redeem shares held for 90 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.  During the six months ended June 30, 2013, the Fund retained no redemption fees.

G.
REITs:  The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  See Note 9 for information about the reorganization of the Fund into a newly created series of Forum Funds II.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2013 (Unaudited), Continued

fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Fund’s investments are carried at fair value.  Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2013 (Unaudited), Continued

approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks (REITS)
Apartments	$461,356	$—	$—	$461,356
Diversified	484,893	—	—	484,893
Forestry	181,339	—	—	181,339
Health Care	773,022	—	—	773,022
Hotels	234,161	—	—	234,161
Manufactured Homes	116,687	—	—	116,687
Mortgage Finance	137,929	—	—	137,929
Office Property	544,927	—	—	544,927
Regional Malls	78,893	—	—	78,893
Retail	55,062	—	—	55,062
Shopping Centers	78,272	—	—	78,272
Specialty and Other	88,438	—	—	88,438
Storage	99,505	—	—	99,505
Warehouse/Industrial	98,997	—	—	98,997
Total Common Stocks
(REITS)	5,333,481	—	—	5,333,481
Short-Term Investments	202,455	—	—	202,455
Total Investments
in Securities	$5,535,936	$—	$—	$5,535,936

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2013, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Fund during the six months ended June 30, 2013.

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2013 (Unaudited), Continued

New Accounting Pronouncement – In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statements disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with Phocas Financial Corporation (the “Advisor”) pursuant to which the Advisor is responsible for providing investment management services to the Fund.  The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.75% based upon the average daily net assets of the Fund.  For the six months ended June 30, 2013, the Fund incurred $20,538 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.50% of average daily net assets of the Fund.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended June 30, 2013, the Advisor reduced its fees and absorbed Fund expenses in the amount of $61,002 for the Fund.

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2013 (Unaudited), Continued

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

Year	Amount
2013	$120,363
2014	124,754
2015	124,127
2016	61,002
$430,246

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

For the six months ended June 30, 2013, the Fund incurred the following expenses for administration, fund accounting, transfer agency, chief compliance officer fees, and custody:

Fund Administration	$17,552
Fund Accounting	14,699
Transfer Agency (a)	9,240
Chief Compliance Officer	3,472
Custody	3,142

(a) Does not include out-of-pocket expenses

At June 30, 2013, the Fund had payables due to USBFS for administration, fund accounting, transfer agency, chief compliance officer fees, and to U.S. Bank, N.A. for custody fees in the following amounts:

Fund Administration	$8,944
Fund Accounting	7,336
Transfer Agency (a)	4,582
Chief Compliance Officer	1,722
Custody	1,131

(a) Does not include out-of-pocket expenses

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2013 (Unaudited), Continued

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the Fund’s average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended June 30, 2013, the Fund paid the Distributor $6,846.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2013, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $908,139 and $816,596, respectively.

NOTE 7 – LINE OF CREDIT

The Fund has a line of credit in the amount of $515,000.  The line of credit was intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility was with the Fund’s custodian, U.S. Bank, N.A.  During the six months ended June 30, 2013, the Fund did not draw upon its line of credit.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to investments in real estate investment trusts.

The distributions paid by the Fund during the six months ended June 30, 2013 and the year ended December 31, 2012 were characterized as follows:

	6/30/2013	12/31/2012
Ordinary Income	$—	$40,018

Ordinary income distributions may include dividends paid from short-term capital gains.

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2013 (Unaudited), Continued

As of December 31, 2012, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$3,606,379
Gross unrealized appreciation	1,519,106
Gross unrealized depreciation	(125,732)
Net unrealized appreciation	1,393,374
Undistributed ordinary income	10,782
Undistributed long-term capital gain	—
Total distributable earnings	10,782
Other accumulated gains/(losses)	(675,610)
Total accumulated earnings/(losses)	$728,546

(a)	Difference between book losses and tax losses is attributable to the tax treatment of wash sales.

At December 31, 2012, the Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

2016	2017	Total
$174,649	$500,961	$675,610

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.  Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses.  As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

During the year ended December 31, 2012, the Fund utilized capital loss carryforwards in the amount of $374,644.

NOTE 9 – SUBSEQUENT EVENT (REORGANIZATION)

On March 16, 2013, the Board of Directors of the Advisors Series Trust approved a plan of reorganization (the “reorganization”) whereby the Phocas Real Estate Fund would reorganize into a newly organized series of Forum Funds II.  On July 19, 2013, at a special meeting of shareholders of the Fund, the shareholders approved the reorganization of the Fund.  The reorganization was effective as of the close of business on August 1, 2013.

Phocas Real Estate Fund

NOTICE TO SHAREHOLDERS at June 30, 2013 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 746-2271 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2013

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 746-2271.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.  Information included in the Fund’s Form N-Q is also available by calling (866) 746-2271.

Phocas Real Estate Fund

HOUSEHOLDING

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses,  annual and semi-annual reports, proxy statement and other similar documents you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-746-2271 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Phocas Real Estate Fund

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Phocas Financial Corporation
980 Atlantic Avenue, Suite 106
Alameda, CA  94501

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
77 East 55th Street
New York, NY  10022

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(866) 746-2271

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (866) 746-2271.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date         9/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date         9/4/13

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date         9/4/13

* Print the name and title of each signing officer under his or her signature.